                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 Main Street, Kansas City, Missouri                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  6-30
                        --------------------------------------------------------

Date of reporting period:  09-30-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
SEPTEMBER 30, 2007

[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 61.6%
BELGIUM - 1.4%
Euro            14,550,000  Kingdom of Belgium,
                            8.00%, 3/28/15                        $   25,494,985
                                                                 ---------------
CANADA - 0.8%
Euro             3,500,000  Government of Canada,
                            4.875%, 7/7/08                             5,001,889
CAD              8,501,000  Government of Canada,
                            5.75%, 6/1/33                             10,227,378
                                                                 ---------------
                                                                      15,229,267
                                                                 ---------------
DENMARK - 1.8%
DKK            167,000,000  Kingdom of Denmark,
                            6.00%, 11/15/09                           33,064,760
                                                                 ---------------
FINLAND - 3.2%
Euro            40,000,000  Government of Finland,
                            5.00%, 4/25/09                            57,817,526
                                                                 ---------------
FRANCE - 4.0%
Euro            11,100,000  Government of France,
                            3.50%, 4/25/15                            15,002,676
Euro             5,300,000  Government of France,
                            5.00%, 10/25/16                            7,899,764
Euro            14,050,000  Government of France,
                            5.50%, 4/25/29                            22,302,926
Euro             6,800,000  Government of France,
                            5.75%, 10/25/32                           11,240,020
Euro            11,180,000  Government of France,
                            4.75%, 4/25/35                            16,191,126
                                                                 ---------------
                                                                      72,636,512
                                                                 ---------------
GERMANY - 6.3%
Euro            30,500,000  German Federal Republic,
                            3.50%, 1/4/16                             41,164,680
Euro            17,940,000  German Federal Republic,
                            5.625%, 1/4/28                            28,956,951
Euro             6,150,000  German Federal Republic,
                            4.75%, 7/4/28                              8,935,977
Euro            23,880,000  German Federal Republic,
                            4.75%, 7/4/34                             34,833,886
                                                                 ---------------
                                                                     113,891,494
                                                                 ---------------
ITALY - 7.7%
Euro            44,550,000  Republic of Italy,
                            5.25%, 8/1/17                             67,107,019
Euro            32,070,000  Republic of Italy,
                            5.00%, 8/1/34                             46,467,556
Euro            20,100,000  Republic of Italy,
                            4.00%, 2/1/37                             24,728,118
                                                                 ---------------
                                                                     138,302,693
                                                                 ---------------
JAPAN - 9.9%
JPY          6,670,000,000  Government of Japan,
                            1.20%, 3/20/12                            58,257,205
JPY          6,686,400,000  Government of Japan,
                            1.30%, 3/20/15                            57,754,039
JPY          1,045,904,000  Government of Japan,
                            1.10%, 9/10/16                             9,032,778
JPY          4,118,000,000  Government of Japan,
                            1.70%, 12/20/16                           36,223,469
JPY            660,000,000  Government of Japan,
                            1.90%, 6/20/25                             5,601,455
JPY          1,251,000,000  Government of Japan,
                            2.10%, 12/20/26                           10,795,137
                                                                 ---------------
                                                                     177,664,083
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
NETHERLANDS - 4.7%
Euro            42,000,000  Kingdom of Netherlands,
                            3.75%, 7/15/09                            59,559,906
Euro            18,950,000  Kingdom of Netherlands,
                            4.00%, 1/15/37                            24,312,225
                                                                 ---------------
                                                                      83,872,131
                                                                 ---------------
SPAIN - 4.2%
Euro            50,500,000  Government of Spain,
                            5.40%, 7/30/11                            75,045,770
                                                                 ---------------
SWEDEN - 1.5%
SEK            165,900,000  Government of Sweden,
                            5.50%, 10/8/12                            27,208,296
                                                                 ---------------
UNITED KINGDOM - 16.1%
GBP             15,950,000  Government of United
                            Kingdom, 5.00%, 3/7/08                    32,588,402
GBP             77,290,000  Government of United
                            Kingdom, 4.00%, 3/7/09                   155,840,600
GBP              9,100,000  Government of United
                            Kingdom, 8.00%, 6/7/21                    24,155,832
GBP             14,150,000  Government of United
                            Kingdom, 4.25%, 6/7/32                    27,173,417
GBP              9,500,000  Government of United
                            Kingdom, 4.75%, 12/7/38                   19,950,909
GBP             14,300,000  Government of United
                            Kingdom, 4.50%, 12/7/42                   28,938,150
                                                                 ---------------
                                                                     288,647,310
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                             1,108,874,827
(Cost $1,045,203,791)                                            ---------------

CREDIT - 31.8%
AUSTRALIA - 0.4%
AUD              8,100,000  New South Wales Treasury
                            Corp., 5.50%, 3/1/17                       6,640,416
                                                                 ---------------
FRANCE - 6.5%
Euro            28,050,000  Cie Financement Foncier,
                            3.625%, 1/28/08                           39,906,121
JPY          2,750,000,000  Cie Financement Foncier,
                            1.25%, 12/1/11                            23,967,508
Euro            37,900,000  Dexia Municipal Agency,
                            3.25%, 7/12/08                            53,569,894
                                                                 ---------------
                                                                     117,443,523
                                                                 ---------------
GERMANY - 9.9%
Euro            43,400,000  DEPFA Deutsche
                            Pfandbriefbank AG,
                            (Covered Bond),
                            5.50%, 2/12/08                            62,123,947
Euro            44,300,000  Eurohypo AG, (Covered
                            Bond), 3.75%, 4/11/11                     61,833,544
GBP             21,900,000  KfW, 5.50%, 9/15/09                       44,808,543
JPY          1,100,000,000  KfW, 2.60%, 6/20/37                        9,791,711
                                                                 ---------------
                                                                     178,557,745
                                                                 ---------------
IRELAND - 0.8%
Euro            10,000,000  Ulster Bank Finance plc,
                            VRN, 4.816%, 12/31/07,
                            resets quarterly off the
                            3-month Euribor plus
                            0.09% with no caps                        14,275,130
                                                                 ---------------

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
JAPAN - 0.6%
JPY          1,280,000,000  Development Bank of
                            Japan, 2.30%, 3/19/26                     11,314,314
                                                                 ---------------
MULTI-NATIONAL - 4.4%
GBP             10,550,000  European Investment Bank,
                            4.75%, 6/6/12                             20,927,714
Euro            39,000,000  European Investment Bank,
                            5.375%, 10/15/12                          58,148,371
                                                                 ---------------
                                                                      79,076,085
                                                                 ---------------
SPAIN - 4.2%
Euro            43,400,000  AYT Cedulas Cajas VII,
                            4.00%, 6/23/11                            60,672,958
Euro             3,628,790  FTA Santander Auto, VRN,
                            4.77%, 11/25/07, resets
                            quarterly off the 3-month
                            Euribor plus 0.06% with
                            no caps                                    5,137,556
Euro             7,101,164  UCI, VRN, 4.86%,
                            12/18/07, resets quarterly
                            off the 3-month Euribor
                            plus 0.14% with no caps                   10,022,249
                                                                 ---------------
                                                                      75,832,763
                                                                 ---------------
UNITED KINGDOM - 5.0%
Euro            10,000,000  Barclays Bank plc, VRN,
                            4.396%, 10/22/07, resets
                            quarterly off the 3-month
                            Euribor plus 0.18% with
                            no caps                                   14,000,679
Euro            10,000,000  HBOS Treasury Services
                            plc, VRN, 4.85%, 12/14/07,
                            resets quarterly off the
                            3-month Euribor plus
                            0.10% with no caps                        14,165,404
GBP             18,500,000  Network Rail MTN Finance
                            plc, 4.875%, 3/6/09                       37,531,726
GBP             12,550,000  Network Rail MTN Finance
                            plc, 4.75%, 11/29/35                      25,096,586
                                                                 ---------------
                                                                      90,794,395
                                                                 ---------------
TOTAL CREDIT
573,934,371
(Cost $519,531,996)                                              ---------------

SHORT-TERM INVESTMENTS - 3.6%
BELGIUM - 3.3%
Euro            42,300,000  Government of Belgium
                            Treasury Bill, 4.05%,
                            11/15/07(1)                               60,051,811
                                                                 ---------------
FRANCE - 0.3%
Euro             4,000,000  Government of France
                            Treasury Bill, 4.21%,
                            1/31/08(1)(2)                              5,628,348
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                          65,680,159
(Cost $62,723,465)                                               ---------------

TEMPORARY CASH INVESTMENTS - 3.1%
USD             55,681,000  FHLB Discount Notes,
                            4.00%, 10/1/07(1)                         55,668,626
                                                                 ---------------
(Cost $55,668,626)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.1%                               1,804,157,983
                                                                 ---------------
(Cost $1,683,127,878)

OTHER ASSETS AND LIABILITIES - (0.1)%                                (2,080,818)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,802,077,165
                                                                 ===============

FUTURES CONTRACTS
                                       EXPIRATION    UNDERLYING FACE  UNREALIZED
CONTRACTS PURCHASED                       DATE       AMOUNT AT VALUE  GAIN (LOSS)
---------------------------------------------------------------------------------
  319  Canada 10-year 6% Bond Future  December 2007   $ 35,691,171    $  (6,228)
  752  Euro-Bund 10-year 6% Future    December 2007    119,544,404     (147,854)
1,006  Euro-Schatz 2-year 6% Future   December 2007    147,109,552      (32,777)
   23  Japan 10-year 6% Bond Future   December 2007     26,763,202      (60,688)
                                                     ----------------------------
                                                      $329,108,329    $(247,547)
                                                     ============================

                                       EXPIRATION    UNDERLYING FACE  UNREALIZED
CONTRACTS SOLD                            DATE       AMOUNT AT VALUE  GAIN (LOSS)
---------------------------------------------------------------------------------
700  Euro-Bobl 5-year 6% Future       December 2007   $106,505,579    $  897,826
349  U.K. Treasury 10-year 6% Future  December 2007     75,349,443       863,373
                                                     ----------------------------
                                                      $181,855,022    $1,761,199
                                                     ============================

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                                     UNREALIZED
CONTRACTS TO SELL               SETTLEMENT DATE        VALUE         GAIN (LOSS)
--------------------------------------------------------------------------------
  560,582,871  JPY for AUD         11/27/07        $  4,925,170     $   (41,139)
  587,985,333  JPY for AUD         11/27/07           5,165,923         (30,004)
   45,141,160  SEK for AUD         11/27/07           7,021,381        (262,289)
    6,562,918  Euro for CAD        11/27/07           9,371,387        (252,377)
  290,566,090  JPY for CAD         11/27/07           2,552,856         (33,302)
    5,978,319  GBP for CHF         11/27/07          12,208,325        (293,217)
    3,423,811  AUD for Euro        11/27/07           3,030,073         (28,264)
    7,857,770  CAD for Euro        11/27/07           7,913,959         (57,289)
    5,688,470  GBP for Euro        11/27/07          11,616,424        (259,981)
  431,930,925  JPY for Euro        11/27/07           3,794,860         (31,812)
  143,747,821  NOK for Euro        11/27/07          26,543,286      (1,050,931)
   21,544,530  NOK for Euro        11/27/07           3,978,235         (47,113)
   18,654,758  SEK for Euro        11/27/07           2,901,613         (36,371)
  163,947,128  SEK for Euro        11/27/07          25,500,790        (301,337)
    2,336,016  AUD for NOK         11/27/07           2,067,374         (72,095)
   14,332,701  GBP for NOK         11/27/07          29,268,809        (669,062)
    2,131,449  GBP for NOK         11/27/07           4,352,633         (97,414)
    4,220,855  GBP for SEK         11/27/07           8,619,408        (106,109)
   62,002,381  DKK for USD         11/27/07          11,881,948        (132,397)
    2,000,000  Euro for USD        11/27/07           2,855,860         (35,366)
    7,000,000  Euro for USD        11/27/07           9,995,510         (68,285)
   83,893,207  GBP for USD         11/27/07         171,318,318      (1,753,369)
2,800,000,000  JPY for USD         11/27/07          24,600,246        (130,283)
   12,047,631  SGD for USD         11/27/07           8,149,652         (90,459)
                                                  ------------------------------
                                                   $399,634,040     $(5,880,265)
                                                  ==============================
(Value on Settlement Date $393,753,775)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                     UNREALIZED
CONTRACTS TO BUY                SETTLEMENT DATE         VALUE        GAIN (LOSS)
--------------------------------------------------------------------------------
    5,744,413  AUD for JPY         11/27/07        $  5,083,805      $  199,774
    5,944,830  AUD for JPY         11/27/07           5,261,175         125,256
    8,030,136  AUD for SEK         11/27/07           7,106,670         347,578
    9,301,991  CAD for Euro        11/27/07           9,368,507         249,497
    2,552,614  CAD for JPY         11/27/07           2,570,867          51,313
   14,036,794  CHF for GBP         11/27/07          12,120,538         205,429
    2,118,177  Euro for AUD        11/27/07           3,024,609          22,800
    5,567,950  Euro for CAD        11/27/07           7,950,643          93,973
    8,163,600  Euro for GBP        11/27/07          11,657,049         300,606
    2,655,830  Euro for JPY        11/27/07           3,792,339          29,292
   18,434,644  Euro for NOK        11/27/07          26,323,381         831,026
    2,784,503  Euro for NOK        11/27/07           3,976,076          44,954
    2,025,973  Euro for SEK        11/27/07           2,892,948          27,706
   17,795,378  Euro for SEK        11/27/07          25,410,554         211,101
   11,134,620  NOK for AUD         11/27/07           2,056,027          60,748
  159,164,193  NOK for GBP         11/27/07          29,389,947         790,199
   23,842,818  NOK for GBP         11/27/07           4,402,618         147,399
   55,495,967  SEK for GBP         11/27/07           8,631,996         118,698
   23,481,378  AUD for USD         11/27/07          20,781,019         431,531
    3,010,264  AUD for USD         11/27/07           2,664,083         107,828
   30,441,019  CAD for USD         11/27/07          30,658,695         214,632
    3,321,999  CHF for USD         11/27/07           2,868,491          46,134
   45,205,698  Euro for USD        11/27/07          64,550,573         675,847
    1,500,000  GBP for USD         11/27/07           3,063,150          28,620
4,868,767,618  JPY for USD         11/27/07          42,776,029         415,345
   18,524,228  NOK for USD         11/27/07           3,420,531          57,137
  346,584,504  NOK for USD         11/27/07          63,997,434       1,182,027
   34,360,768  NOK for USD         11/27/07           6,344,776         123,593
   12,047,631  SGD for USD         11/27/07           8,149,652          76,618
                                                  ------------------------------
                                                   $420,294,182      $7,216,661
                                                  ==============================
(Value on Settlement Date $413,077,521)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
Euribor = Euro Interbank Offered Rate
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NOK = Norwegian Krona
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
SGD = Singapore Dollar
USD = United States Dollar
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2007.
(1) The rate indicated is the yield to maturity at purchase.
(2) Security, or a portion thereof, has been segregated for the initial margin on futures contracts.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,684,487,285
                                                                 ===============
Gross tax appreciation of investments                            $  120,602,862
Gross tax depreciation of investments                                  (932,164)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $  119,670,698
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    November 28, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    November 28, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    November 28, 2007